Deferred Revenue from Extended Product Warranty Liabilities	3 Months Ended
Mar. 31, 2012
Deferred Revenue from Extended Product Warranty Liabilities [Abstract]
Deferred Revenue from Extended Product Warranty Liabilities

15. Deferred Revenue from Extended Product Warranty Liabilities

The Company defers revenues associated with extended product warranty liabilities based on historical loss experience and sales of extended warranties on certain products. The following table reflects changes in the carrying values of deferred revenue:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$4.8	$5.7
Revenue earned	(0.2)	(0.9)

Balance at end of period	$4.6	$4.8